UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trinity I Fund, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-6040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham                    Fort Worth, Texas   May 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $651,209 (thousands)


List of Other Included Managers:
NONE



                                        FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE    SHARES/    SH/ PUT/   INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            CLASS   CUSIP     (X$1000)    PRN AMT    PRN CALL DISCRETN  MANAGERS    SOLE  SHARED  NONE
--------------------------    --------  -----     --------  -------   --- ----  --------  --------      ----    ------  ----
BAKER HUGHES INC.          COM    057224107    4862    200000  SH     SOLE        200000
BLOUNT INTL INC.           CL A   095177101   79730   2761200  SH     SOLE    2761200
CML GROUP INC.            COM   125820100       64    3033100  SH     SOLE    3033100
COLUMBIA HCA HEALTHCARE     COM   197677107    24689    1303700  SH     SOLE  1303700
CRAWFORD & CO           CL B    224633107     7326     701872  SH     SOLE     701872
CRAWFORD & CO           CL A    224633206     7975     782859  SH     SOLE     782859
EXECUTIVE RISK            COM   301586103    20767     292500  SH     SOLE     292500
FIRST SIERRA
     FINANCIAL INC.       COM   335944104    14662    1629100  SH     SOLE    1629100
FREEPORT MCMORAN COPPER
     AND GOLD           CL A    35671D105    14262    1391400  SH     SOLE    1391400
FREEPORT MCMORAN COPPER
     AND GOLD           CL B    35671D857     9515     875000  SH     SOLE     875000
HARNISCHFEGER INDUSTRIES    COM   413345109    21807    3834150  SH     SOLE  3834150
HAWTHORNE FINANCIAL CORP.     COM   420542102     5361     357400  SH     SOLE 357400
HOUSEHOLD INTERNATIONAL
     INC.              COM    441815107    31479     689946  SH     SOLE       689946
INTERSTATE BAKERIES
     CORPORATION          COM   46072H108    36846    1708800  SH     SOLE    1708800
KIRBY CORP.             COM   497266106    53471    2823532  SH     SOLE      2823532
LEHMAN BROTHERS HOLDING     COM   524908100     5975     100000  SH     SOLE   100000
LINDSAY MFG CO.         COM   535555106    41687    2097462  SH     SOLE      2097462
LONGVIEW FIBRE CO.         COM    543213102     8223     711200  SH     SOLE   711200
MEDITRUST CORP.           PAIRED
                    CERT    58501T306    37198    2990809  SH     SOLE        2990809
ROHN INDUSTRIES         COM   775381106     8112    3656200  SH     SOLE      3656200
S & P DEPOSIT RECEIPTS       DEP
                    REC    8462F103    25649     199800  SH     SOLE           199800
UCAR INTERNATIONAL INC.     COM   90262K109    47408    3356300  SH     SOLE  3356300
U.S. INDUSTRIES INC.        COM   912080108    20054    1220000  SH     SOLE  1220000
WEATHERFORD INTERNATIONAL   COM   947074100    19594     750000  SH     SOLE   750000
WOLVERINE TUBE INC.       COM   978093102    34419    1629300  SH     SOLE    1629300
WILEY JOHN & SONS INC.      CL A    968223206    12835     305600  SH     SOLE 305600
XTRA CORP.              COM   984138107    57239    1494000  SH     SOLE      1494000